Earning per unit and cash distributions (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below

	Three months ended March 31,
(in thousands of U.S. dollars, except per unit numbers)	2017	2016
Partners’ interest in net income	$13,444	$(1,040)
Less: Dividends paid or to be paid (1)	(14,437)	(10,967)
Under (over) distributed earnings	(993)	(12,007)
Under (over) distributed earnings attributable to:
Common units public	(532)	(5,038)
Common units Höegh LNG	(64)	(966)
Subordinated units Höegh LNG	(397)	(6,003)
	(993)	(12,007)
Basic weighted average units outstanding (in thousands)
Common units public	17,639	11,040
Common units Höegh LNG	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	17,647	11,040
Common units Höegh LNG (3)	2,116	2,116
Subordinated units Höegh LNG (3)	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$0.40	$(0.04)
Common unit Höegh LNG (3)	$0.42	$(0.04)
Subordinated unit Höegh LNG (3)	$0.42	$(0.04)

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit is the same.

(3)
Includes total amounts attributable to incentive distributions rights of $285,149 for the three months ended March 31, 2017. $39,509 for the three months ended March 31, 2017 was attributed to common units owned by Höegh LNG. $245,640 for the three months ended March 31, 2017 was attributed to subordinated units owned by Höegh LNG. For the three months ended March 31, 2016, includes total amounts attributable to incentive distributions rights of $113,181, of which $15,682 was attributed to common units owned by Höegh LNG and $97,499 was attributed to subordinated units owned by Höegh LNG.